Corporate Information	12 Months Ended
Dec. 31, 2025
Statement [LineItems]
Corporate Information
1.	CORPORATE INFORMATION
Banco Macro SA (hereinafter, the “Bank”) is a business corporation (
sociedad anónima
) organized in the Argentine Republic, with headquarters at Avenida Madero 1182, Autonomous City of Buenos Aires (CABA, for its acronym in Spanish). Its by-laws
expiry date is on March 8, 2066.
The Bank offers traditional banking products and services to companies, including those companies operating in regional economies as well as to individuals, thus strengthening its goal to be a multiservice bank. In addition, through its subsidiaries, the Bank performs transactions as a trustee agent, manager and administrator of mutual funds and renders stock exchange services, electronic payment services and granting of guarantees.
Macro Compañía Financiera SA was created in 1977, as a
non-banking
financial institution. In May 1988, it received the authorization to operate as a commercial bank and was incorporated as Banco Macro SA. Subsequently, as a result of the merger process with other entities, it adopted other names (among them, Banco Macro Bansud SA) and since August 2006, Banco Macro SA.
The Bank’s shares are publicly listed on Bolsas y Mercados Argentinos (BYMA, for its acronym in Spanish) since November 1994 and as from March 24, 2006 they are listed on the New York Stock Exchange (NYSE). Additionally, on October 15, 2015, they were authorized to be listed on A3 Mercados SA (former Mercado Abierto Electrónico SA [MAE, for its acronym in Spanish]).
Since 1994, Banco Macro SA’s market strategy has mainly focused on the regional areas outside CABA. Following this strategy, in 1996, Banco Macro SA started the process to acquire entities and assets and liabilities during the privatization of provincial banks and other banking institutions.
On May 18, 2023, Banco Macro SA acquired 100% of the capital stock of Macro Agro SAU (formerly known as Comercio Interior SAU). The main purpose of this company is grain brokerage. For further information see also Note 14.
Additionally, on November 2, 2023, the Board of Directors of the Central Bank of Argentina (BCRA, for its acronym in Spanish), authorized the acquisition by Banco Macro SA of 100% of the capital stock of Banco Itaú Argentina SA, Itaú Asset Management SA and Itaú Valores SA.
On January 1, 2025, Banco Macro SA acquired the control of Alianza SGR. The main purpose of this company is the granting of guarantees.
Moreover, on January 22, 2026, Banco Macro SA entered into a joint venture agreement with Telecom Argentina SA and its direct and indirect subsidiaries, Micro Fintech Holding LLC and Micro Sistemas SAU. Through this transaction, the Bank acquired 50% of the capital stock and voting rights of Micro Sistemas SAU for an amount in argentine pesos equivalent to USD 75,000,000. This transaction has the strategic objective of enhancing the growth and regional expansion of that entity, which operates as a payment service provider under the Personal Pay brand.
Additionally, on March 20, 2026, Banco Macro SA and Fintech Digital LLC have entered into a stock purchase agreement with the shareholders of Banco Sáenz SA. Pursuant to this agreement, Banco Macro SA and Fintech Digital LLC shall acquire, directly and indirectly, 100% of the outstanding capital stock and voting rights of Banco Sáenz SA, subject to the fulfillment of certain conditions precedent. The purchase price shall be equivalent to the entity’s shareholders’ equity (to be determined prior to closing), plus USD 2,000,000, subject to potential adjustments as per the agreement. This strategic transaction is part of the Bank’s expansion into the digital ecosystem. The closing of the transaction is subject to approval by the BCRA.
These consolidated Financial Statements for the year ended December 31, 2025 were authorized for issue by the Management on April 20, 2026. Even when the Shareholders’ Meeting has the power to amend these consolidated Financial Statements after issuance, in Management’s opinion it will not happen.